Contract liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	€ 432	€ 3,010	€ 5,697
Revenue recognition	3,320	462
Redemption	0	4,777
Addition	720	2,500
Master collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	€ 2,500
DoD distribution agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Redemption		4,800
Serum Institute of India | Master collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Addition		€ 2,500